Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 26,279,000,000		$ 24,938,000,000
Property, Plant and Equipment, Transmission	9,846,000,000		9,048,000,000
Property, Plant and Equipment, Distribution	15,565,000,000		14,783,000,000
Property, Plant and Equipment, Construction Work in Progress	1,819,000,000		3,121,000,000
Property, Plant and Equipment, Other	3,945,000,000		3,780,000,000
Property, Plant and Equipment, Gross, Total	57,454,000,000		55,670,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	18,691,000,000		18,699,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,474,000,000	[1]	1,398,000,000
Accretion Expense	85,000,000		82,000,000
Liabilities Incurred	17,000,000		7,000,000
Liabilities Settled	(24,000,000)		(26,000,000)
Revisions in Cash Flow Estimates	144,000,000		13,000,000
Ending Balance	1,696,000,000		1,474,000,000	[1]	1,398,000,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	93,000,000		98,000,000		77,000,000
Allowance for Borrowed Funds Used During Construction	69,000,000		63,000,000		53,000,000
Jointly-owned Electric Facilities
Utility Plant in Service	4,642,000,000		2,988,000,000
Construction Work in Progress	82,000,000		1,386,000,000
Accumulated Depreciation	1,523,000,000		1,487,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation Current Included in Other Current Liabilities			2,000,000
Asset Retirement Obligations (ARO) Liability	1,696,000,000		1,474,000,000	[1]	1,398,000,000
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,200,000,000		979,000,000
Fair Value of Legally Restricted Assets	1,400,000,000		1,300,000,000
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	5,632,665,000		5,194,967,000
Property, Plant and Equipment, Transmission	2,042,144,000		1,943,969,000
Property, Plant and Equipment, Distribution	2,991,898,000		2,845,405,000
Property, Plant and Equipment, Construction Work in Progress	266,247,000		565,841,000
Property, Plant and Equipment, Other	373,327,000		357,326,000
Property, Plant and Equipment, Gross, Total	11,306,281,000		10,907,508,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,196,639,000		2,994,016,000
Asset Retirement Obligations (ARO)
Beginning Balance	112,767,000	[2],[3]	141,924,000	[2],[3]
Accretion Expense	7,264,000	[2],[3]	9,534,000	[2],[3]
Liabilities Incurred	0	[2],[3]	3,000	[2],[3]
Liabilities Settled	(8,921,000)	[2],[3]	(3,600,000)	[2],[3]
Revisions in Cash Flow Estimates	4,058,000	[2],[3]	(35,094,000)	[2],[3]
Ending Balance	115,168,000	[2],[3]	112,767,000	[2],[3]	141,924,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	1,684,000		9,212,000		2,967,000
Allowance for Borrowed Funds Used During Construction	1,347,000		6,257,000		2,251,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	115,168,000	[2],[3]	112,767,000	[2],[3]	141,924,000	[2],[3]
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,062,733,000		3,932,472,000
Property, Plant and Equipment, Transmission	1,278,236,000		1,224,786,000
Property, Plant and Equipment, Distribution	1,553,358,000		1,481,608,000
Property, Plant and Equipment, Construction Work in Progress	341,063,000		236,096,000
Property, Plant and Equipment, Other	725,313,000		709,558,000
Property, Plant and Equipment, Gross, Total	7,960,703,000		7,584,520,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,232,135,000		3,179,920,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,013,122,000	[2],[3],[4]	963,029,000	[2],[3],[4]
Accretion Expense	53,848,000	[2],[3],[4]	51,308,000	[2],[3],[4]
Liabilities Incurred	0	[2],[3],[4]	0	[2],[3],[4]
Liabilities Settled	(806,000)	[2],[3],[4]	(1,370,000)	[2],[3],[4]
Revisions in Cash Flow Estimates	126,149,000	[2],[3],[4]	155,000	[2],[3],[4]
Ending Balance	1,192,313,000	[2],[3],[4]	1,013,122,000	[2],[3],[4]	963,029,000	[2],[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	9,724,000		15,395,000		15,678,000
Allowance for Borrowed Funds Used During Construction	4,717,000		7,838,000		8,500,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	1,192,313,000	[2],[3],[4]	1,013,122,000	[2],[3],[4]	963,029,000	[2],[3],[4]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,200,000,000		979,000,000
Fair Value of Legally Restricted Assets	1,400,000,000		1,300,000,000
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	8,673,296,000		9,502,614,000
Property, Plant and Equipment, Transmission	2,013,737,000		1,948,329,000
Property, Plant and Equipment, Distribution	3,722,745,000		3,545,574,000
Property, Plant and Equipment, Construction Work in Progress	354,497,000		354,465,000
Property, Plant and Equipment, Other	571,154,000		546,642,000
Property, Plant and Equipment, Gross, Total	15,335,429,000		15,897,624,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	5,242,805,000		5,742,561,000
Asset Retirement Obligations (ARO)
Beginning Balance	241,828,000	[2],[3]	189,271,000	[2],[3]
Accretion Expense	15,113,000	[2],[3]	13,499,000	[2],[3]
Liabilities Incurred	0	[2],[3]	165,000	[2],[3]
Liabilities Settled	(8,294,000)	[2],[3]	(4,872,000)	[2],[3]
Revisions in Cash Flow Estimates	21,293,000	[2],[3]	43,765,000	[2],[3]
Ending Balance	269,940,000	[2],[3]	241,828,000	[2],[3]	189,271,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	3,492,000		5,549,000		5,949,000
Allowance for Borrowed Funds Used During Construction	9,046,000		2,350,000		3,786,000
Jointly-owned Electric Facilities
Utility Plant in Service	2,723,645,000		2,679,956,000
Construction Work in Progress	57,229,000		66,131,000
Accumulated Depreciation	890,252,000		849,178,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	269,940,000	[2],[3]	241,828,000	[2],[3]	189,271,000	[2],[3]
Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	1,346,530,000		1,317,948,000
Property, Plant and Equipment, Transmission	706,917,000		692,644,000
Property, Plant and Equipment, Distribution	1,859,557,000		1,762,110,000
Property, Plant and Equipment, Construction Work in Progress	95,170,000		70,371,000
Property, Plant and Equipment, Other	210,549,000		214,626,000
Property, Plant and Equipment, Gross, Total	4,218,723,000		4,057,699,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,278,941,000		1,266,816,000
Asset Retirement Obligations (ARO)
Beginning Balance	19,623,000	[2],[3]	21,557,000	[2],[3]
Accretion Expense	1,572,000	[2],[3]	1,708,000	[2],[3]
Liabilities Incurred	84,000	[2],[3]	0	[2],[3]
Liabilities Settled	(949,000)	[2],[3]	(414,000)	[2],[3]
Revisions in Cash Flow Estimates	1,669,000	[2],[3]	(3,228,000)	[2],[3]
Ending Balance	21,999,000	[2],[3]	19,623,000	[2],[3]	21,557,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	2,007,000		1,317,000		804,000
Allowance for Borrowed Funds Used During Construction	1,098,000		822,000		572,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	21,999,000	[2],[3]	19,623,000	[2],[3]	21,557,000	[2],[3]
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	3,888,230,000		2,326,102,000
Property, Plant and Equipment, Transmission	1,115,795,000		988,534,000
Property, Plant and Equipment, Distribution	1,758,988,000		1,675,764,000
Property, Plant and Equipment, Construction Work in Progress	99,783,000		1,443,569,000
Property, Plant and Equipment, Other	688,254,000		637,019,000
Property, Plant and Equipment, Gross, Total	7,551,050,000		7,070,988,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,284,258,000		2,211,912,000
Asset Retirement Obligations (ARO)
Beginning Balance	67,183,000	[2],[3],[5],[6]	59,382,000	[2],[3],[5],[6]
Accretion Expense	5,511,000	[2],[3],[5],[6]	4,114,000	[2],[3],[5],[6]
Liabilities Incurred	17,380,000	[2],[3],[5],[6]	7,063,000	[2],[3],[5],[6]
Liabilities Settled	(3,831,000)	[2],[3],[5],[6]	(14,947,000)	[2],[3],[5],[6]
Revisions in Cash Flow Estimates	(8,226,000)	[2],[3],[5],[6]	11,571,000	[2],[3],[5],[6]
Ending Balance	78,017,000	[2],[3],[5],[6]	67,183,000	[2],[3],[5],[6]	59,382,000	[2],[3],[5],[6]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	57,054,000		48,731,000		45,646,000
Allowance for Borrowed Funds Used During Construction	48,499,000		40,904,000		33,668,000
Jointly-owned Electric Facilities
Utility Plant in Service	2,510,152,000		895,207,000
Construction Work in Progress	35,155,000		1,333,684,000
Accumulated Depreciation	630,758,000		618,220,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation Current Included in Other Current Liabilities			1,500,000
Asset Retirement Obligations (ARO) Liability	78,017,000	[2],[3],[5],[6]	67,183,000	[2],[3],[5],[6]	59,382,000	[2],[3],[5],[6]
Arkansas Electric Cooperative Corporation [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	11.67%
Arkansas Electric Cooperative Corporation [Member] | Southwestern Electric Power Co [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	11.67%
East Texas Electric Cooperative [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	8.33%
East Texas Electric Cooperative [Member] | Southwestern Electric Power Co [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	8.33%
Oklahoma Municipal Power Authority [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	6.67%
Oklahoma Municipal Power Authority [Member] | Southwestern Electric Power Co [Member] | Turk Generating Plant [Member]
Jointly-owned Electric Facilities
Percent of Ownership	6.67%
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[7]	12.50%	[7]
Utility Plant in Service	0	[7]	19,000,000	[7]
Construction Work in Progress	0	[7]	0	[7]
Accumulated Depreciation	0	[7]	8,000,000	[7]
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[8]	12.50%	[8]
Utility Plant in Service	0	[8]	19,131,000	[8]
Construction Work in Progress	0	[8]	108,000	[8]
Accumulated Depreciation	0	[8]	8,476,000	[8]
Conesville Generating Station (Unit No. 4) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[9]	43.50%	[9]
Utility Plant in Service	310,000,000	[9]	310,000,000	[9]
Construction Work in Progress	26,000,000	[9]	12,000,000	[9]
Accumulated Depreciation	59,000,000	[9]	54,000,000	[9]
Conesville Generating Station (Unit No. 4) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[9]	43.50%	[9]
Utility Plant in Service	310,342,000	[9]	309,771,000	[9]
Construction Work in Progress	26,067,000	[9]	11,633,000	[9]
Accumulated Depreciation	58,677,000	[9]	53,980,000	[9]
J.M. Stuart Generating Station [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[10]	26.00%	[10]
Utility Plant in Service	542,000,000	[10]	529,000,000	[10]
Construction Work in Progress	11,000,000	[10]	13,000,000	[10]
Accumulated Depreciation	181,000,000	[10]	172,000,000	[10]
J.M. Stuart Generating Station [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[10]	26.00%	[10]
Utility Plant in Service	541,719,000	[10]	528,271,000	[10]
Construction Work in Progress	11,151,000	[10]	13,292,000	[10]
Accumulated Depreciation	180,687,000	[10]	171,830,000	[10]
Wm. H. Zimmer Generating Station [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[7]	25.40%	[7]
Utility Plant in Service	807,000,000	[7]	771,000,000	[7]
Construction Work in Progress	2,000,000	[7]	20,000,000	[7]
Accumulated Depreciation	387,000,000	[7]	377,000,000	[7]
Wm. H. Zimmer Generating Station [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[8]	25.40%	[8]
Utility Plant in Service	807,431,000	[8]	771,158,000	[8]
Construction Work in Progress	1,817,000	[8]	19,949,000	[8]
Accumulated Depreciation	387,209,000	[8]	376,585,000	[8]
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[11]	40.20%	[11]
Utility Plant in Service	263,000,000	[11]	264,000,000	[11]
Construction Work in Progress	8,000,000	[11]	0	[11]
Accumulated Depreciation	195,000,000	[11]	193,000,000	[11]
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[11]	40.20%	[11]
Utility Plant in Service	262,649,000	[11]	264,487,000	[11]
Construction Work in Progress	7,523,000	[11]	465,000	[11]
Accumulated Depreciation	195,336,000	[11]	193,565,000	[11]
Flint Creek Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[12]	50.00%	[12]
Utility Plant in Service	121,000,000	[12]	118,000,000	[12]
Construction Work in Progress	14,000,000	[12]	6,000,000	[12]
Accumulated Depreciation	64,000,000	[12]	63,000,000	[12]
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[12]	50.00%	[12]
Utility Plant in Service	121,052,000	[12]	118,163,000	[12]
Construction Work in Progress	14,272,000	[12]	6,532,000	[12]
Accumulated Depreciation	64,348,000	[12]	62,988,000	[12]
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[12]	85.90%	[12]
Utility Plant in Service	514,000,000	[12]	513,000,000	[12]
Construction Work in Progress	16,000,000	[12]	1,000,000	[12]
Accumulated Depreciation	371,000,000	[12]	362,000,000	[12]
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[12]	85.90%	[12]
Utility Plant in Service	513,833,000	[12]	512,557,000	[12]
Construction Work in Progress	16,029,000	[12]	674,000	[12]
Accumulated Depreciation	371,015,000	[12]	361,667,000	[12]
Oklaunion Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[13]	70.30%	[13]
Utility Plant in Service	403,000,000	[13]	401,000,000	[13]
Construction Work in Progress	4,000,000	[13]	2,000,000	[13]
Accumulated Depreciation	216,000,000	[13]	208,000,000	[13]
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co of Oklahoma [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	[13]	15.60%	[13]
Utility Plant in Service	93,218,000	[13]	92,805,000	[13]
Construction Work in Progress	939,000	[13]	446,000	[13]
Accumulated Depreciation	57,060,000	[13]	56,539,000	[13]
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas North Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Turk Generating Plant [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Construction Costs Billed To Other Owners	457,000,000
Turk Generating Plant [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[14]	73.33%	[14]
Utility Plant in Service	1,613,000,000	[14]	0	[14]
Construction Work in Progress	(3,000,000)	[14]	1,326,000,000	[14]
Accumulated Depreciation	0	[14]	0	[14]
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Construction Costs Billed To Other Owners	457,000,000
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[14]	73.33%	[14]
Utility Plant in Service	1,612,618,000	[14]	0	[14]
Construction Work in Progress	(2,669,000)	[14]	1,326,013,000	[14]
Accumulated Depreciation	59,000	[14]	0	[14]
Jointly Owned Electricity Transmission And Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership		[15]		[15]
Utility Plant in Service	69,000,000		63,000,000
Construction Work in Progress	4,000,000		6,000,000
Accumulated Depreciation	50,000,000		50,000,000
Jointly Owned Electricity Transmission And Distribution System [Member] | Ohio Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		[15]		[15]
Utility Plant in Service	69,148,000		63,115,000
Construction Work in Progress	4,101,000		5,805,000
Accumulated Depreciation	50,516,000		49,487,000
John E. Amos Generating Station (Unit No. 3) [Member] | Appalachian Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	33.33%	[16]	33.33%	[16]
Utility Plant in Service	563,470,000	[16]	554,555,000	[16]
Construction Work in Progress	14,188,000	[16]	16,987,000	[16]
Accumulated Depreciation	108,441,000	[16]	93,404,000	[16]
John E. Amos Generating Station (Unit No. 3) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	66.67%	[16]	66.67%	[16]
Utility Plant in Service	995,005,000	[16]	988,510,000	[16]
Construction Work in Progress	14,093,000	[16]	15,344,000	[16]
Accumulated Depreciation	213,163,000	[16]	188,820,000	[16]
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[17]	50.00%	[17]
Utility Plant in Service	762,737,000	[17]	759,033,000	[17]
Construction Work in Progress	55,420,000	[17]	19,357,000	[17]
Accumulated Depreciation	456,436,000	[17]	443,857,000	[17]
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	16,973,000,000		14,804,000,000
Accumulated Depreciation, Generation	6,962,000,000		6,692,000,000
Property, Plant and Equipment, Transmission	9,846,000,000		9,048,000,000
Accumulated Depreciation, Transmission	2,720,000,000		2,600,000,000
Property, Plant and Equipment, Distribution	15,565,000,000		14,783,000,000
Accumulated Depreciation, Distribution	3,837,000,000		3,828,000,000
Property, Plant and Equipment, Construction Work in Progress	1,600,000,000	[18]	2,913,000,000	[18]
Accumulated Depreciation, Construction Work in Progress	(27,000,000)		36,000,000
Property, Plant and Equipment, Other	2,644,000,000		2,587,000,000
Accumulated Depreciation, Other	1,238,000,000		1,246,000,000
Property, Plant and Equipment, Gross, Total	46,628,000,000		44,135,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	14,730,000,000		14,402,000,000
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132		132		132
Depreciable Life Ranges - Transmission	87		87		87
Depreciable Life Ranges - Distribution	75		75		75
Depreciable Life Ranges - Other	75		55		55
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	31		9		9
Depreciable Life Ranges - Transmission	25		25		25
Depreciable Life Ranges - Distribution	11		11		11
Depreciable Life Ranges - Other	5		5		5
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.80%		3.80%		3.80%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.60%		1.60%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.80%		2.70%		3.00%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.20%		1.30%		1.40%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.90%		4.00%		3.90%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		2.40%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.60%		9.30%		12.50%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.80%		1.70%		3.00%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	5,632,665,000		5,194,967,000
Accumulated Depreciation, Generation	1,928,562,000		1,783,154,000
Property, Plant and Equipment, Transmission	2,042,144,000		1,943,969,000
Accumulated Depreciation, Transmission	468,633,000		457,235,000
Property, Plant and Equipment, Distribution	2,991,898,000		2,845,405,000
Accumulated Depreciation, Distribution	641,504,000		595,122,000
Property, Plant and Equipment, Construction Work in Progress	266,247,000		565,841,000
Accumulated Depreciation, Construction Work in Progress	(19,379,000)		(9,918,000)
Property, Plant and Equipment, Other	340,027,000		323,630,000
Accumulated Depreciation, Other	164,932,000		155,688,000
Property, Plant and Equipment, Gross, Total	11,272,981,000		10,873,812,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,184,252,000		2,981,281,000
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	121		121		121
Depreciable Life Ranges - Transmission	87		87		87
Depreciable Life Ranges - Distribution	57		52		52
Depreciable Life Ranges - Other	55		55		55
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40		40		40
Depreciable Life Ranges - Transmission	25		25		25
Depreciable Life Ranges - Distribution	13		11		11
Depreciable Life Ranges - Other	24		24		24
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.00%		2.60%		2.40%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.40%		3.20%		3.20%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.80%		6.60%		7.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,062,733,000		3,932,472,000
Accumulated Depreciation, Generation	2,130,136,000		2,078,651,000
Property, Plant and Equipment, Transmission	1,278,236,000		1,224,786,000
Accumulated Depreciation, Transmission	411,825,000		414,941,000
Property, Plant and Equipment, Distribution	1,553,358,000		1,481,608,000
Accumulated Depreciation, Distribution	373,342,000		374,137,000
Property, Plant and Equipment, Construction Work in Progress	341,063,000		236,096,000
Accumulated Depreciation, Construction Work in Progress	65,449,000		60,665,000
Property, Plant and Equipment, Other	573,836,000		559,698,000
Accumulated Depreciation, Other	141,291,000		143,312,000
Property, Plant and Equipment, Gross, Total	7,809,226,000		7,434,660,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,122,043,000		3,071,706,000
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132		132		132
Depreciable Life Ranges - Transmission	75		75		75
Depreciable Life Ranges - Distribution	70		70		70
Depreciable Life Ranges - Other	40
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	59		59		59
Depreciable Life Ranges - Transmission	46		46		46
Depreciable Life Ranges - Distribution	14		14		14
Depreciable Life Ranges - Other	14
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.60%		1.60%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.50%		1.40%		1.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.50%		2.40%		2.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.60%		7.40%		11.70%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	2,013,737,000		1,948,329,000
Accumulated Depreciation, Transmission	809,199,000		763,664,000
Property, Plant and Equipment, Distribution	3,722,745,000		3,545,574,000
Accumulated Depreciation, Distribution	1,011,324,000		1,146,202,000
Property, Plant and Equipment, Construction Work in Progress	147,408,000		183,096,000
Accumulated Depreciation, Construction Work in Progress	(21,198,000)		(3,371,000)
Property, Plant and Equipment, Other	427,412,000		407,044,000
Accumulated Depreciation, Other	224,153,000		222,368,000
Property, Plant and Equipment, Gross, Total	6,311,302,000		6,084,043,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,023,478,000		2,128,863,000
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	60		70		70
Depreciable Life Ranges - Distribution	60		56		56
Depreciable Life Ranges - Other	50
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	39		27		27
Depreciable Life Ranges - Distribution	12		12		12
Depreciable Life Ranges - Other	25
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		3.70%		3.70%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.30%		8.70%		9.20%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	1,346,530,000		1,317,948,000
Accumulated Depreciation, Generation	654,989,000		652,526,000
Property, Plant and Equipment, Transmission	706,917,000		692,644,000
Accumulated Depreciation, Transmission	176,187,000		167,827,000
Property, Plant and Equipment, Distribution	1,859,557,000		1,762,110,000
Accumulated Depreciation, Distribution	345,207,000		329,041,000
Property, Plant and Equipment, Construction Work in Progress	95,170,000		70,371,000
Accumulated Depreciation, Construction Work in Progress	(9,281,000)		(5,413,000)
Property, Plant and Equipment, Other	205,373,000		209,467,000
Accumulated Depreciation, Other	111,837,000		122,838,000
Property, Plant and Equipment, Gross, Total	4,213,547,000		4,052,540,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,278,939,000		1,266,819,000
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70		70		70
Depreciable Life Ranges - Transmission	75		75		75
Depreciable Life Ranges - Distribution	65		65		65
Depreciable Life Ranges - Other	40		35		35
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35		9		9
Depreciable Life Ranges - Transmission	40		40		40
Depreciable Life Ranges - Distribution	30		30		27
Depreciable Life Ranges - Other	5		5		5
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.80%		1.80%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%		1.90%		1.90%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		2.40%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.60%		8.30%		8.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	3,888,230,000		2,326,102,000
Accumulated Depreciation, Generation	1,092,566,000		1,060,825,000
Property, Plant and Equipment, Transmission	1,115,795,000		988,534,000
Accumulated Depreciation, Transmission	301,159,000		285,785,000
Property, Plant and Equipment, Distribution	1,758,988,000		1,675,764,000
Accumulated Depreciation, Distribution	556,904,000		535,565,000
Property, Plant and Equipment, Construction Work in Progress	99,783,000	[18]	1,419,216,000	[18]
Accumulated Depreciation, Construction Work in Progress	(8,294,000)		(3,527,000)
Property, Plant and Equipment, Other	397,643,000		400,492,000
Accumulated Depreciation, Other	225,254,000		229,695,000
Property, Plant and Equipment, Gross, Total	7,260,439,000		6,810,108,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,167,589,000		2,108,343,000
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	65		68		68
Depreciable Life Ranges - Transmission	70		70		70
Depreciable Life Ranges - Distribution	65		65		65
Depreciable Life Ranges - Other	47		47		47
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35		35		35
Depreciable Life Ranges - Transmission	50		50		50
Depreciable Life Ranges - Distribution	25		25		25
Depreciable Life Ranges - Other	7		7		7
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%		2.10%		1.90%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.40%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.60%		2.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.60%		6.90%		7.70%
Nonregulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	9,306,000,000		10,134,000,000
Accumulated Depreciation, Generation	3,526,000,000		3,904,000,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	219,000,000		208,000,000
Accumulated Depreciation, Construction Work in Progress	1,000,000		1,000,000
Property, Plant and Equipment, Other	1,301,000,000		1,193,000,000
Accumulated Depreciation, Other	434,000,000		392,000,000
Property, Plant and Equipment, Gross, Total	10,826,000,000		11,535,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,961,000,000		4,297,000,000
Nonregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	66		66		70
Nonregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35		20		20
Nonregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.30%		3.50%		5.10%
Nonregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.60%		2.20%
Nonregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	33,300,000		33,696,000
Accumulated Depreciation, Other	12,387,000		12,735,000
Property, Plant and Equipment, Gross, Total	33,300,000		33,696,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	12,387,000		12,735,000
Nonregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	151,477,000		149,860,000
Accumulated Depreciation, Other	110,092,000		108,214,000
Property, Plant and Equipment, Gross, Total	151,477,000		149,860,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	110,092,000		108,214,000
Nonregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	8,673,296,000		9,502,614,000
Accumulated Depreciation, Generation	3,200,427,000		3,596,589,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	207,089,000		171,369,000
Accumulated Depreciation, Construction Work in Progress	1,350,000		1,152,000
Property, Plant and Equipment, Other	143,742,000		139,598,000
Accumulated Depreciation, Other	17,550,000		15,957,000
Property, Plant and Equipment, Gross, Total	9,024,127,000		9,813,581,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,219,327,000		3,613,698,000
Nonregulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	66		66		70
Nonregulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35		35		35
Nonregulated Operation [Member] | Ohio Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.00%		3.20%		3.30%
Nonregulated Operation [Member] | Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	5,176,000		5,159,000
Accumulated Depreciation, Other	2,000		(3,000)
Property, Plant and Equipment, Gross, Total	5,176,000		5,159,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,000		(3,000)
Nonregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		24,353,000
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	290,611,000		236,527,000
Accumulated Depreciation, Other	116,669,000		103,569,000
Property, Plant and Equipment, Gross, Total	290,611,000		260,880,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	$ 116,669,000		$ 103,569,000

[1]	The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.
[2]	Includes ARO related to ash disposal facilities.
[3]	Includes ARO related to asbestos removal.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.
[5]	Includes ARO related to Sabine and DHLC.
[6]	The current portion of SWEPCo’s ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo’s balance sheets.
[7]	(a) Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.
[8]	Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.
[9]	Operated by OPCo.
[10]	Operated by The Dayton Power & Light Company, a nonaffiliated company.
[11]	Operated by CLECO, a nonaffiliated company.
[12]	Operated by SWEPCo.
[13]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[14]	Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.
[15]	Varying percentages of ownership.
[16]	Operated by APCo.
[17]	Operated by I&M.
[18]	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.